Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2017 USD ($) subsidiary term_loan credit_facility vessel	Sep. 30, 2017 EUR (€) term_loan credit_facility vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Number of loan facilities | term_loan	6	6
Carrying amount of debt | $	$ 1,906,059		$ 1,804,483
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	2	2
Carrying amount of debt	$ 233,764	€ 197.9	$ 219,733	€ 208.9
Number of vessels | vessel	2	2
Number of subsidiaries that guaranteed the term loans | subsidiary	1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%